The 2016 Semi-Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC SELECT SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

Variable Accounts	Underlying Portfolios	Shares	Cost	Value
	Pacific Select Fund
High Yield Bond	High Yield Bond Class I *	47,934	$299,609	$332,171
Inflation Managed	Inflation Managed Class I *	67,103	743,711	690,307
Managed Bond	Managed Bond Class I *	79,986	906,336	989,059
Equity Index	Equity Index Class I *	30,640	859,766	1,473,530
Growth	Growth Class I *	13,830	188,931	290,230
Main Street® Core	Main Street Core Class I *	9,210	196,843	285,012
Small-Cap Growth	Small-Cap Growth Class I *	586	7,616	6,422
Small-Cap Index	Small-Cap Index Class I *	48,356	486,681	840,135
Emerging Markets	Emerging Markets Class I *	29,297	441,516	392,907
International Value	International Value Class I *	49,701	605,830	475,492
	Fidelity® Variable Insurance Products Funds
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	95,674	95,674	95,674

*	The variable account did not receive dividend or capital gain distributions from its underlying portfolio during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2016 (Unaudited)

	Variable Accounts
	High Yield Bond	Inflation Managed	Managed Bond	Equity Index	Growth	Main Street Core
ASSETS
Investments in mutual funds, at value	$332,171	$690,307	$989,059	$1,473,530	$290,230	$285,012

Total Assets	332,171	690,307	989,059	1,473,530	290,230	285,012

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	189	182	496	832	167	256
Mortality and expense risk fees	190	394	565	840	167	162

Total Liabilities	379	576	1,061	1,672	334	418

NET ASSETS	$331,792	$689,731	$987,998	$1,471,858	$289,896	$284,594

Units Outstanding	6,040	13,672	17,067	19,647	4,290	3,564

Accumulation Unit Value	$54.93	$50.45	$57.89	$74.91	$67.57	$79.85

Cost of Investments	$299,609	$743,711	$906,336	$859,766	$188,931	$196,843

	Small-Cap Growth	Small-Cap Index	Emerging Markets	International Value	Fidelity VIP Government Money Market Service Class
ASSETS
Investments in mutual funds, at value	$6,422	$840,135	$392,907	$475,492	$95,674
Receivables:
Due from Pacific Life Insurance Company	—	—	—	212	—

Total Assets	6,422	840,135	392,907	475,704	95,674

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	18	463	11	—	4
Mortality and expense risk fees	4	483	222	279	55

Total Liabilities	22	946	233	279	59

NET ASSETS	$6,400	$839,189	$392,674	$475,425	$95,615

Units Outstanding	426	39,718	12,748	20,986	9,718

Accumulation Unit Value	$15.03	$21.13	$30.80	$22.65	$9.84

Cost of Investments	$7,616	$486,681	$441,516	$605,830	$95,674

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2016 (Unaudited)

	Variable Accounts
	High Yield Bond	Inflation Managed	Managed Bond	Equity Index	Growth	Main Street Core
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk fees	1,157	2,369	3,362	4,942	994	927

Net Investment Income (Loss)	(1,157)	(2,369)	(3,362)	(4,942)	(994)	(927)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,560	(2,556)	1,562	8,882	2,938	1,840
Capital gain distributions (1)	—	—	—	—	—	—

Realized Gain (Loss) on Investments	2,560	(2,556)	1,562	8,882	2,938	1,840

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	20,365	43,949	38,744	43,614	(3,341)	10,660

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,768	$39,024	$36,944	$47,554	($1,397)	$11,573

	Small-Cap Growth	Small-Cap Index	Emerging Markets	International Value	Fidelity VIP Government Money Market Service Class
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$44
EXPENSES
Mortality and expense risk fees	22	2,802	1,322	1,706	481

Net Investment Income (Loss)	(22)	(2,802)	(1,322)	(1,706)	(437)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(67)	6,814	(13)	(12,932)	—
Capital gain distributions (1)	—	—	—	—	—

Realized Gain (Loss) on Investments	(67)	6,814	(13)	(12,932)	—

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(549)	9,336	12,333	(23,212)	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($638)	$13,348	$10,998	($37,850)	($437)

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	High Yield Bond		Inflation Managed		Managed Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,157)	($2,984)	($2,369)	($4,574)	($3,362)	($6,648)
Realized gain (loss) on investments	2,560	10,155	(2,556)	(2,900)	1,562	3,388
Change in net unrealized appreciation (depreciation) on investments	20,365	(25,981)	43,949	(17,571)	38,744	1,301

Net Increase (Decrease) in Net Assets Resulting from Operations	21,768	(18,810)	39,024	(25,045)	36,944	(1,959)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	(16,577)	(44,457)	(2,122)	52,529	15,373	57,176
Policy maintenance charges	(2,088)	(4,876)	(2,504)	(4,652)	(4,226)	(7,549)
Policy benefits and terminations	(5,395)	(20,594)	(6,396)	(6,675)	—	(28,549)
Policy loans and loan repayments	(1,203)	8,395	(5,226)	(3,088)	(7,607)	13,664
Other	(98)	45	(120)	97	(53)	(18)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(25,361)	(61,487)	(16,368)	38,211	3,487	34,724

NET INCREASE (DECREASE) IN NET ASSETS	(3,593)	(80,297)	22,656	13,166	40,431	32,765

NET ASSETS
Beginning of Year or Period	335,385	415,682	667,075	653,909	947,567	914,802

End of Year or Period	$331,792	$335,385	$689,731	$667,075	$987,998	$947,567

	Equity Index		Growth		Main Street Core
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($4,942)	($10,462)	($994)	($2,173)	($927)	($1,608)
Realized gain (loss) on investments	8,882	48,658	2,938	894	1,840	11,901
Change in net unrealized appreciation (depreciation) on investments	43,614	(31,532)	(3,341)	20,831	10,660	(4,544)

Net Increase (Decrease) in Net Assets Resulting from Operations	47,554	6,664	(1,397)	19,552	11,573	5,749

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	3,745	(15,647)	166	(9,824)	6,899	27,190
Policy maintenance charges	(3,318)	(7,559)	(728)	(1,550)	(1,163)	(1,773)
Policy benefits and terminations	(6,133)	(37,096)	(6,197)	(15,661)	—	—
Policy loans and loan repayments	(5,934)	7,316	114	6,302	(2,428)	(840)
Other	(48)	536	87	382	(19)	(14)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(11,688)	(52,450)	(6,558)	(20,351)	3,289	24,563

NET INCREASE (DECREASE) IN NET ASSETS	35,866	(45,786)	(7,955)	(799)	14,862	30,312

NET ASSETS
Beginning of Year or Period	1,435,992	1,481,778	297,851	298,650	269,732	239,420

End of Year or Period	$1,471,858	$1,435,992	$289,896	$297,851	$284,594	$269,732

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Small-Cap Growth		Small-Cap Index		Emerging Markets
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($22)	($82)	($2,802)	($6,423)	($1,322)	($3,158)
Realized gain (loss) on investments	(67)	4,257	6,814	13,373	(13)	1,255
Change in net unrealized appreciation (depreciation) on investments	(549)	(4,539)	9,336	(57,673)	12,333	(67,572)

Net Increase (Decrease) in Net Assets Resulting from Operations	(638)	(364)	13,348	(50,723)	10,998	(69,475)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	—	(24,886)	(2,181)	11,491	(3,883)	(11,385)
Policy maintenance charges	(10)	(79)	(3,458)	(7,545)	(1,030)	(2,697)
Policy benefits and terminations	—	—	(7,174)	(22,194)	—	(9,961)
Policy loans and loan repayments	(243)	(135)	(4,762)	1,684	(2,916)	4,161
Other	3	3	(95)	511	(4)	66

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(250)	(25,097)	(17,670)	(16,053)	(7,833)	(19,816)

NET INCREASE (DECREASE) IN NET ASSETS	(888)	(25,461)	(4,322)	(66,776)	3,165	(89,291)

NET ASSETS
Beginning of Year or Period	7,288	32,749	843,511	910,287	389,509	478,800

End of Year or Period	$6,400	$7,288	$839,189	$843,511	$392,674	$389,509

	International Value		Fidelity VIP Government Money Market Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,706)	($4,025)	($437)	($918)
Realized gain (loss) on investments	(12,932)	(25,455)	—	—
Change in net unrealized appreciation (depreciation) on investments	(23,212)	10,550	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(37,850)	(18,930)	(437)	(918)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	(2,882)	13,157	(64,076)	(55,343)
Policy maintenance charges	(1,375)	(3,300)	(907)	(1,406)
Policy benefits and terminations	(2,770)	(13,239)	—	(4,864)
Policy loans and loan repayments	(3,462)	3,587	(3,348)	3,631
Other	(9)	248	1	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(10,498)	453	(68,330)	(57,982)

NET INCREASE (DECREASE) IN NET ASSETS	(48,348)	(18,477)	(68,767)	(58,900)

NET ASSETS
Beginning of Year or Period	523,773	542,250	164,382	223,282

End of Year or Period	$475,425	$523,773	$95,615	$164,382

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
High Yield Bond
01/01/2016 - 06/30/2016 (Unaudited)	$54.93	6,040	$331,792	0.00%	0.70%	6.68%
2015	51.49	6,514	335,385	0.00%	0.70%	(5.30%)
2014	54.37	7,645	415,682	0.00%	0.70%	(0.33%)
2013	54.55	7,605	414,842	0.00%	0.70%	6.50%
2012	51.22	8,064	413,065	7.09%	0.70%	14.49%
2011	44.74	7,961	356,170	11.34%	0.70%	2.70%
Inflation Managed
01/01/2016 - 06/30/2016 (Unaudited)	$50.45	13,672	$689,731	0.00%	0.70%	5.89%
2015	47.64	14,002	667,075	0.00%	0.70%	(3.74%)
2014	49.49	13,213	653,909	0.00%	0.70%	2.39%
2013	48.33	14,139	683,395	0.00%	0.70%	(9.55%)
2012	53.44	14,779	789,760	2.30%	0.70%	9.10%
2011	48.98	15,816	774,736	6.24%	0.70%	11.07%
Managed Bond
01/01/2016 - 06/30/2016 (Unaudited)	$57.89	17,067	$987,998	0.00%	0.70%	3.89%
2015	55.72	17,005	947,567	0.00%	0.70%	(0.14%)
2014	55.80	16,394	914,802	0.00%	0.70%	3.70%
2013	53.81	18,556	998,467	0.00%	0.70%	(2.89%)
2012	55.41	18,820	1,042,810	5.06%	0.70%	9.95%
2011	50.40	19,757	995,693	6.21%	0.70%	3.12%
Equity Index
01/01/2016 - 06/30/2016 (Unaudited)	$74.91	19,647	$1,471,858	0.00%	0.70%	3.32%
2015	72.51	19,805	1,435,992	0.00%	0.70%	0.43%
2014	72.19	20,525	1,481,778	0.00%	0.70%	12.59%
2013	64.12	20,105	1,289,094	0.00%	0.70%	31.00%
2012	48.95	21,961	1,074,896	2.38%	0.70%	14.96%
2011	42.58	22,895	974,800	3.05%	0.70%	1.11%
Growth
01/01/2016 - 06/30/2016 (Unaudited)	$67.57	4,290	$289,896	0.00%	0.70%	(0.42%)
2015	67.86	4,389	297,851	0.00%	0.70%	6.71%
2014	63.59	4,696	298,650	0.00%	0.70%	8.12%
2013	58.82	4,718	277,527	0.00%	0.70%	33.27%
2012	44.13	8,160	360,133	0.92%	0.70%	17.41%
2011	37.59	8,228	309,290	1.07%	0.70%	(6.71%)
Main Street Core
01/01/2016 - 06/30/2016 (Unaudited)	$79.85	3,564	$284,594	0.00%	0.70%	4.34%
2015	76.53	3,524	269,732	0.00%	0.70%	2.63%
2014	74.57	3,211	239,420	0.00%	0.70%	10.04%
2013	67.76	3,471	235,203	0.00%	0.70%	30.85%
2012	51.79	8,904	461,105	1.00%	0.70%	16.20%
2011	44.57	10,003	445,816	1.28%	0.70%	(0.22%)
Small-Cap Growth
01/01/2016 - 06/30/2016 (Unaudited)	$15.03	426	$6,400	0.00%	0.70%	(8.58%)
2015	16.44	443	7,288	0.00%	0.70%	(8.99%)
2014	18.06	1,813	32,749	0.00%	0.70%	(0.33%)
2013	18.12	1,107	20,058	0.00%	0.70%	32.94%
2012	13.63	1,408	19,197	0.07%	0.70%	12.08%
2011	12.16	2,629	31,977	0.00%	0.70%	(3.77%)
Small-Cap Index
01/01/2016 - 06/30/2016 (Unaudited)	$21.13	39,718	$839,189	0.00%	0.70%	1.62%
2015	20.79	40,568	843,511	0.00%	0.70%	(5.59%)
2014	22.02	41,333	910,287	0.00%	0.70%	3.66%
2013	21.25	41,602	883,869	0.00%	0.70%	37.31%
2012	15.47	46,355	717,240	1.05%	0.70%	15.32%
2011	13.42	51,912	696,514	0.64%	0.70%	(5.17%)

See explanation of references on page 7

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Emerging Markets
01/01/2016 - 06/30/2016 (Unaudited)	$30.80	12,748	$392,674	0.00%	0.70%	2.84%
2015	29.95	13,005	389,509	0.00%	0.70%	(14.65%)
2014	35.09	13,645	478,800	0.00%	0.70%	(5.66%)
2013	37.19	13,967	519,478	0.00%	0.70%	7.99%
2012	34.44	14,159	487,663	0.76%	0.70%	20.67%
2011	28.54	15,765	449,951	2.23%	0.70%	(18.54%)
International Value
01/01/2016 - 06/30/2016 (Unaudited)	$22.65	20,986	$475,425	0.00%	0.70%	(7.29%)
2015	24.44	21,434	523,773	0.00%	0.70%	(3.31%)
2014	25.27	21,454	542,250	0.00%	0.70%	(11.17%)
2013	28.45	22,097	628,721	0.00%	0.70%	20.83%
2012	23.55	24,847	585,055	3.49%	0.70%	16.99%
2011	20.13	25,462	512,465	8.99%	0.70%	(13.51%)
Fidelity VIP Government Money Market Service Class
01/01/2016 - 06/30/2016 (Unaudited)	$9.84	9,718	$95,615	0.06%	0.70%	(0.31%)
2015	9.87	16,655	164,382	0.01%	0.70%	(0.69%)
04/30/2014 - 12/31/2014	9.94	22,468	223,282	0.01%	0.70%	(0.46%)

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(2)	The expense ratios represent annualized policy fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios for periods of less than one full year are annualized.
(3)	Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E fees assessed through the daily AUV calculation. These charges are assessed at an annual rate of 0.70% of the average daily net assets of each variable account as discussed in Note 4 in Notes to the Financial Statements. Total returns do not include deductions at the separate account or policy level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

The Pacific Select Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2016 was comprised of eleven subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts presented in these financial statements invest in the corresponding portfolios (each a “Portfolio” and collectively the “Portfolios”) of Pacific Select Fund (See Note 4) and Fidelity Variable Insurance Products Funds (collectively, the “Funds”).

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds modified single premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. Therefore, no dividends and capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the period ended June 30, 2016.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for the mortality and expense risks Pacific Life assumes at an annual rate of 0.70% of the average daily net assets of each Variable Account. The mortality and expense risk fees are included in the accompanying Statements of Operations. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than predicted, resulting in Pacific Life paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the fees and charges assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations, and cost of insurance are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of each Variable Account (except for the Fidelity VIP Government Money Market Service Class Variable Account) invest in Class I shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are provided separately. For the period ended June 30, 2016, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 0.80%, which are based on an annual percentage of average daily net assets of the Portfolios, and PSD received a service fee of 0.20% on Class I shares only, which is based on an annual percentage of average daily net assets of the Portfolios.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended June 30, 2016 were as follows:

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales
High Yield Bond	$30	$26,532	Small-Cap Growth	$—	$275
Inflation Managed	343	19,038	Small-Cap Index	339	20,815
Managed Bond	17,182	17,004	Emerging Markets	—	9,161
Equity Index	3,745	20,323	International Value	701	12,952
Growth	295	7,858	Fidelity VIP Government Money Market Service Class	1,470	70,280
Main Street Core	7,657	5,277

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings

Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2016, the Variable Accounts’ holdings as presented in the Schedule of Investments on page 1 of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the period ended June 30, 2016 and for the year ended December 31, 2015 were as follows:

	2016			2015
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
High Yield Bond	1	(475)	(474)	712	(1,843)	(1,131)
Inflation Managed	7	(337)	(330)	1,090	(301)	789
Managed Bond	292	(230)	62	1,443	(832)	611
Equity Index	51	(209)	(158)	754	(1,474)	(720)
Growth	4	(103)	(99)	327	(634)	(307)
Main Street Core	94	(54)	40	750	(437)	313
Small-Cap Growth	—	(17)	(17)	—	(1,370)	(1,370)
Small-Cap Index	17	(867)	(850)	1,628	(2,393)	(765)
Emerging Markets	—	(257)	(257)	586	(1,226)	(640)
International Value	23	(471)	(448)	1,729	(1,749)	(20)
Fidelity VIP Government Money Market Service Class	158	(7,095)	(6,937)	6,586	(12,399)	(5,813)

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Semi-Annual Report as of June 30, 2016

• Pacific Select Separate Account of Pacific Life Insurance Company

Form No.	15-21759-17